Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash [Abstract]
Schedule of Cash
NOTE 6:	CASH
	As of December 31,	As of December 31,
	2023	2022
USD	74,951	24,596
CAD	8,904	4,916
CAD held in trust	—	78
ARS	183	1,297
	84,038	30,887